Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of research and development expenses [Abstract]
Payroll and related	$ 944	$ 840	$ 607
Subcontractors and materials	755	348	147
Share based compensation	315	270	344
Depreciation and amortization	71	59	85
Patents	(15)	55	48
Travel expenses	48		4
Others	174	108	80
Total	$ 2,292	$ 1,680	$ 1,315